Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [Member]	Capital reserve [Member]	Exchange reserve [Member]	PRC statutory reserves [Member]	Other reserves [member]	Retained profits [Member]	Attributable to equity shareholders of the Company [member]	Non-controlling interests [Member]
Beginning balance at Dec. 31, 2018	¥ 1,052,703	¥ 402,130	¥ (264,723)	¥ 1,034	¥ 345,129	¥ 2,246	¥ 563,483	¥ 1,049,299	¥ 3,404
Changes in equity
Profit for the year	106,791						106,641	106,641	150
Changes in the fair value of financial assets at fair value through other comprehensive income	(75)		(75)					(75)
Currency translation differences	683			683				683
Share of other comprehensive income of investments accounted for using the equity method	442		442					442
Total comprehensive income for the year	107,841		367	683			106,641	107,691	150
Dividends approved in respect of previous year	(25,097)						(25,059)	(25,059)	(38)
Dividends declared in respect of current year	(28,206)						(28,206)	(28,206)
Transfer to PRC statutory reserves					1,094		(1,094)
Transfer to other reserves						835	(835)
Others	48				0	48		48	0
Ending balance at Dec. 31, 2019	1,107,289	402,130	(264,356)	1,717	346,223	3,129	614,930	1,103,773	3,516
Changes in equity
Profit for the year	108,140						107,843	107,843	297
Changes in the fair value of financial assets at fair value through other comprehensive income	957		957					957
Currency translation differences	(1,915)			(1,915)				(1,915)
Share of other comprehensive income of investments accounted for using the equity method	(617)
Share of other comprehensive loss of investments accounted for using the equity method	(617)		(617)					(617)
Total comprehensive income for the year	106,565		340	(1,915)			107,843	106,268	297
Dividends approved in respect of previous year	(32,180)						(32,169)	(32,169)	(11)
Dividends declared in respect of current year	(27,557)						(27,557)	(27,557)
Transfer to PRC statutory reserves					571		(571)
Transfer to other reserves						636	(636)
Share option scheme-Value of share options	232		232					232
Changes in the share of other reserves of investments accounted for using the equity method	(430)		(430)					(430)
Others	(1,147)		(94)		0	21	(1,128)	(1,201)	54
Ending balance at Dec. 31, 2020	1,152,772	402,130	(264,308)	(198)	346,794	3,786	660,712	1,148,916	3,856
Changes in equity
Profit for the year	116,306						116,148	116,148	158
Changes in the fair value of financial assets at fair value through other comprehensive income	(406)		(406)					(406)
Remeasurement of defined benefit liabilities	(143)		(143)					(143)
Currency translation differences	(882)			(882)				(882)
Share of other comprehensive income of investments accounted for using the equity method	(212)
Share of other comprehensive loss of investments accounted for using the equity method	(212)		(212)					(212)
Total comprehensive income for the year	114,663		(761)	(882)			116,148	114,505	158
Dividends approved in respect of previous year	(29,988)						(29,916)	(29,916)	(72)
Dividends declared in respect of current year	(27,669)						(27,669)	(27,669)
Transfer to PRC statutory reserves					579		(579)
Share option scheme-Value of share options	413		413					413
Changes in the share of other reserves of investments accounted for using the equity method	(21)		(21)					(21)
Others	122		0		0	122	0	122	0
Ending balance at Dec. 31, 2021	¥ 1,210,292	¥ 402,130	¥ (264,677)	¥ (1,080)	¥ 347,373	¥ 3,908	¥ 718,696	¥ 1,206,350	¥ 3,942